Consolidated Balance Sheets (Unaudited)		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 23,506,562	$ 3,298,333	¥ 48,164,664	$ 6,800,325	¥ 87,811,272
Restricted cash		418,201	58,680	417,990	59,016	48,112
Accounts receivable, net		486,251	68,229	1,739,065	245,537
Inventories, net		8,777,977	1,231,686	12,874,986	1,817,808	102,201,746
Prepayments		23,847,057	3,346,110	24,386,010	3,443,039	71,314,254
Other current assets		53,747,621	7,541,621	37,908,092	5,352,209	27,275,215
Total current assets		110,783,669	15,544,659	125,490,807	17,717,934	288,650,599
Non-current assets:
Property, plant and equipment, net		199,842,200	28,040,944	169,653,582	23,953,236	21,426,955
Intangible asset, net		47,238,366	6,628,272	47,731,288	6,739,137	48,717,132
Operating lease right-of-use assets		7,041,815	988,075	7,424,554	1,048,266	8,447,978
Total non-current assets		254,122,381	35,657,291	224,809,424	31,740,639	78,592,065
TOTAL ASSETS		364,906,050	51,201,950	350,300,231	49,458,573	367,242,664
Current liabilities:
Short-term debts		20,000,000	2,806,309	20,000,000	2,823,782
Current portion of long-term debts		4,580,000	642,645	3,410,000	481,455	280,000
Accounts payable		18,204,768	2,554,410	16,875,586	2,382,649	15,292,843
Advance from customers		101,190,688	14,198,615	107,826,617	15,223,942	124,469,097
Operating lease liabilities, current		2,892,871	405,914	3,479,752	491,303	4,199,361
Other current liabilities		85,149,822	11,947,834	90,978,171	12,845,126	39,399,532
Total current liabilities		232,018,149	32,555,727	242,570,126	34,248,257	183,640,833
Non-current liabilities:
Long-term debts		158,660,063	22,262,455	120,260,783	16,979,511	16,673,316
Operating lease liabilities, non-current		3,938,710	552,662	3,730,672	526,730	2,514,115
Total non-current liabilities		162,598,773	22,815,117	123,991,455
Total liabilities		394,616,922	55,370,844	366,561,581	51,754,498	202,828,264
Shareholders’ equity (deficit):
Additional paid-in capital		459,199,604	64,432,789	428,310,028	60,472,706	354,803,564
Accumulated deficit		(509,265,433)	(71,457,798)	(452,031,693)	(63,821,945)	(199,207,921)
Statutory reserves		6,647,109	932,692	6,647,109	938,499	6,647,109
Accumulated other comprehensive income		7,055,364	989,976	2,254,558	318,319	2,099,329
Total Nano Labs Ltd shareholders’ deficit		(36,270,064)	(5,089,250)	(14,732,998)	(2,080,138)	164,414,400
Noncontrolling interests		6,559,192	920,356	(1,528,352)	(215,787)
Total shareholders’ deficit		(29,710,872)	(4,168,894)	(16,261,350)	(2,295,925)	164,414,400
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		364,906,050	51,201,950	350,300,231	49,458,573	367,242,664
Class A Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	[1]	56,398	7,914	50,106	7,074	35,425
Class B Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	[1]	¥ 36,894	$ 5,177	¥ 36,894	$ 5,209	¥ 36,894

[1]	After giving effect of the reverse stock split, see Note 1.